Interest income and expense	12 Months Ended
Oct. 31, 2018
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Interest income and expense

Note 29	Interest income and expense

The table below provides the consolidated interest income and expense by accounting categories.

$ millions, for the year ended October 31		Interest income	Interest expense
2018	IFRS 9
	Measured at amortized cost (1)	$15,275	$7,139
	Debt securities measured at FVOCI (1)	749	n/a
	Other (2)	1,481	301
	Total	$17,505	$7,440
2017	IAS 39
	Amortized cost and HTM (1)	$11,712	$4,359
	AFS debt securities (1)	480	n/a
	Other (2)	1,401	257
	Total	$13,593	$4,616
2016	IAS 39
	Amortized cost and HTM (1)	$10,309	$3,509
	AFS debt securities (1)	376	n/a
	Other (2)	1,407	217
	Total	$12,092	$3,726

(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)

Includes interest income and expenses, and dividend income for financial instruments that are mandatorily measured and designated at FVTPL (2017 and 2016: Trading and FVO Securities), and equity securities designated at FVOCI (2017 and 2016: AFS equity securities).

n/a	Not applicable.